Subsequent Events (Details) - USD ($)	Jan. 11, 2025	Dec. 31, 2024
Subsequent Events (Details) [Line Items]
Promissory note, outstanding		$ 582,912
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Promissory note issued, principal amount	$ 157,899